Leases (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Leases (Details) [Line Items]
Lease renewal term			36 months
Additional lease renew term			24 months
Rent expense	$ 359	$ 201	$ 1,050	$ 604
Vehicles [Member] | Minimum [Member]
Leases (Details) [Line Items]
Lease renewal term			48 months
Vehicles [Member] | Maximum [Member]
Leases (Details) [Line Items]
Lease renewal term			60 months